UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2011

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.4%
Education - 2.8%
California EFA Revenue:
Occidental College	5.300%	10/1/38	$8,320,000	$8,657,127
Western University of Health Sciences, Pooled College	5.500%	7/1/15	1,020,000	989,461
California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, NATL/FGIC	5.000%	5/1/31	3,000,000	2,793,720
California Municipal Finance Authority Revenue, Biola University	5.800%	10/1/28	2,500,000	2,625,025
California State University Revenue, Systemwide, AGM	5.000%	11/1/39	4,000,000	4,074,400	(a)

Total Education				19,139,733

Health Care - 15.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	7,500,000	8,109,450
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/39	3,000,000	2,933,760
Marshall Hospital, CMI	5.250%	11/1/18	2,500,000	2,508,450
Providence Health & Services	6.500%	10/1/38	3,680,000	4,163,294
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	7,716,375
Unrefunded Balance, NATL	5.000%	8/15/19	395,000	395,952
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/30	4,970,000	5,147,976
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,177,180
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	18,703,318
FHA, Methodist Hospital Project	6.750%	2/1/38	10,000,000	11,533,700
Health Facility Adventist Health System	5.000%	3/1/35	4,000,000	3,908,320
Health Facility Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	5,772,960
John Muir Health	5.125%	7/1/39	7,000,000	6,984,320
St. Joseph Health System, NATL	5.125%	7/1/24	5,695,000	6,028,157
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,106,430
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,574,900

Total Health Care				106,764,542

Housing - 0.4%
California Housing Finance Agency Revenue:
Home Mortgage	4.800%	8/1/36	2,000,000	1,680,220	(b)
MFH III, NATL	5.850%	8/1/17	665,000	665,339	(b)
California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, GNMA/FNMA-Collateralized	6.000%	12/1/31	55,000	55,638	(b)
San Francisco, CA, City & County RDA, Multi-Family Revenue, 1045 Mission Apartments, GNMA-Collateralized	5.200%	12/20/17	660,000	660,647	(b)

Total Housing				3,061,844

Industrial Revenue - 4.4%
California PCFA Revenue, San Diego Gas & Electric Co.	6.800%	6/1/15	1,500,000	1,681,140	(b)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	10,970,000	9,932,787
Southern California Public Power Authority, Project Number 1	5.000%	11/1/33	12,410,000	11,550,235
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	6,451,440

Total Industrial Revenue				29,615,602

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 7.7%
Anaheim, CA, COP, Regular Fixed Option Bonds, NATL	6.200%	7/16/23	$2,000,000	$2,001,300
California State Public Works Board, Lease Revenue, Department of Corrections, NATL	5.000%	9/1/21	2,500,000	2,502,100
Eastern Municipal Water District, CA, Water & Sewer Revenue, COP, NATL/FGIC	6.750%	7/1/12	275,000	276,546
Escondido, CA, Union High School District, COP, NATL/FGIC	5.000%	9/1/37	15,000	14,391
Lodi, CA, Wastewater Systems Revenue, COP, NATL	5.000%	10/1/23	1,720,000	1,798,105
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	4,000,000	4,192,320
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	5,577,480
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	15,756,600
Palm Springs, CA, Financing Authority, Lease Revenue, Convention Center Project, NATL	5.500%	11/1/29	4,500,000	4,689,855
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Youth Services Campus	5.000%	7/15/36	2,000,000	2,024,580
Santa Ana, CA Financing Authority, Lease Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	2,875,000	3,083,351
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,745,039
Stockton, CA, PFA, Lease Revenue:
Parking & Capital Projects, NATL/FGIC	5.125%	9/1/30	2,000,000	2,007,180
Parking & Capital Projects, NATL/FGIC	5.250%	9/1/34	1,900,000	1,875,015

Total Leasing				51,543,862

Local General Obligation - 1.4%
Adelanto, CA, School District, GO, Capital Appreciation, NATL/FGIC	0.000%	9/1/18	1,620,000	1,142,440
Corona-Norca, CA, USD, GO:
AGM	0.000%	8/1/39	18,000,000	3,246,660
AGM	5.500%	8/1/39	5,000,000	5,244,550

Total Local General Obligation				9,633,650

Other - 1.6%
California Infrastructure & Economic Development Bank Revenue:
Salvation Army Western, AMBAC	5.000%	9/1/27	2,120,000	2,227,378
Salvation Army Western, AMBAC	5.000%	9/1/28	3,065,000	3,201,331
Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	5,550,000	5,394,822

Total Other				10,823,531

Power - 12.0%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	18,180,808
Imperial Irrigation District Electric Revenue	5.125%	11/1/38	7,690,000	7,894,169
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,336,780
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,195,025
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	35,000,000	38,781,050
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	2,300,000	2,310,925
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,657,335
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	3,618,265

Total Power				80,974,357

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 20.2%
California Health Facilities Financing Authority Revenue, Providence Health & Services	6.500%	10/1/38	$70,000	$92,775	(c)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	250,000	310,713	(b)(d)
Martinez, CA, Home Mortgage Revenue, UGRIC	10.750%	2/1/16	50,000	59,820	(d)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	3,134,527	(d)
Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, NATL	0.000%	10/1/16	6,000,000	5,582,820	(d)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	1,775,000	2,187,971	(d)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	1,000,000	1,433,440	(b)(d)
Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized	8.000%	7/1/16	1,500,000	1,913,985	(b)(d)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,749,940	(d)
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	40,000	43,015	(d)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue:
Senior Lien	0.000%	1/1/16	60,000,000	57,193,200	(d)
Senior Lien	0.000%	1/1/17	17,500,000	16,189,950	(d)
Senior Lien	0.000%	1/1/18	25,000,000	22,503,500	(d)
Senior Lien	0.000%	1/1/19	20,000,000	17,374,200	(d)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	3,694,704	(d)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	1,250,000	1,420,725	(d)

Total Pre-Refunded/Escrowed to Maturity				135,885,285

Solid Waste/Resource Recovery - 0.3%
El Centro, CA, Financing Authority Water & Wastewater Revenue, AMBAC	5.125%	10/1/27	1,900,000	1,788,831

Special Tax Obligation - 10.4%
Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, NATL	5.500%	9/1/33	5,000,000	4,961,950
La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC	5.125%	9/1/32	6,500,000	6,293,820
Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, AGM	5.500%	9/1/14	2,500,000	2,525,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	5,000,000	5,307,550
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	10,000,000	10,446,500
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, AGM, Refunding	5.250%	9/1/20	1,500,000	1,503,135
Riverside County, CA, Transportation Commission Sales Tax Revenue, Ltd. Tax	5.000%	6/1/32	20,000,000	21,074,000
Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	10,769,500
Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, AGM	5.250%	9/1/18	2,800,000	2,809,940
Santa Margarita-Dana Point, CA, Authority Revenue, Water Improvement Districts 3, 3A, 4, & 4A, NATL	7.250%	8/1/14	1,500,000	1,673,685

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Whittier, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.000%	11/1/30	$2,695,000	$2,356,562

Total Special Tax Obligation				69,721,842

Transportation - 18.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	4,175,000	4,337,366
San Francisco Bay Area	5.000%	4/1/39	15,815,000	16,430,045
Fresno, CA, Airport Revenue, AGM	5.500%	7/1/30	1,250,000	1,251,700
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/40	6,130,000	6,134,168
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/40	17,500,000	18,259,300
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	17,078,400
Sacramento County, CA, Airport System Revenue:
AGM	5.750%	7/1/24	5,000,000	5,402,150	(b)
PFC, Grant	6.000%	7/1/35	20,000,000	21,384,800
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/40	10,000,000	9,864,800
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,384,500
San Jose, CA, Airport Revenue:
AMBAC	5.000%	3/1/33	8,635,000	8,567,388
AMBAC	5.000%	3/1/37	5,000,000	4,880,550

Total Transportation				123,975,167

Water & Sewer - 0.9%
Clovis, CA, Sewer Revenue, NATL	5.200%	8/1/28	6,000,000	6,012,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $581,064,789)				648,940,246

SHORT-TERM INVESTMENTS - 2.7%
General Obligation - 0.6%
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.080%	5/1/34	3,350,000	3,350,000	(e)(f)
Kindergarten-University, LOC-Citibank N.A.	0.070%	5/1/34	445,000	445,000	(e)(f)
LOC-JPMorgan Chase	0.080%	5/1/33	100,000	100,000	(e)(f)
LOC-Landesbank Hessen-Thuringen	0.050%	5/1/40	250,000	250,000	(e)(f)

Total General Obligation				4,145,000

Health Care - 2.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA-Bank of America N.A.	0.160%	7/1/38	6,800,000	6,800,000	(e)(f)
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.060%	9/1/25	2,100,000	2,100,000	(e)(f)
California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A.	0.080%	9/1/38	400,000	400,000	(e)(f)
California Statewide CDA Revenue:
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.070%	12/1/37	700,000	700,000	(e)(f)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.100%	4/1/33	3,600,000	3,600,000	(e)(f)

Total Health Care				13,600,000

Industrial Revenue - 0.1%
California Municipal Finance Authority Revenue, Chevron U.S.A. Inc. Recovery Zone Bonds	0.050%	11/1/35	600,000	600,000	(e)(f)

Utilities - 0.0%
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.050%	12/1/16	100,000	100,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,445,000)				18,445,000

TOTAL INVESTMENTS - 99.1% (Cost - $599,509,789#)				667,385,246
Other Assets in Excess of Liabilities - 0.9%				5,939,472

TOTAL NET ASSETS - 100.0%				$673,324,718

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds

CDA	— Communities Development Authority

CMI	— California Mortgage Insurance Program - Insured Bonds

COP	— Certificates of Participation

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PCFA	— Pollution Control Financing Authority

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

RDA	— Redevelopment Agency

RIBS	— Residual Interest Bonds

SAVRS	— Selected Auction Variable Rate Securities

SPA	— Standby Bond Purchase Agreement - Insured Bonds

UGRIC	— United Guaranty Residential Insurance Company - Insured Bonds

USD	— Unified School District

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	18.1%
AA/Aa	32.2
A	35.9
BBB/Baa	10.4
A-1/VMIG 1	2.8
NR	0.6

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 7 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (continued)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (continued)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$648,940,246	—	$648,940,246
Short-term investments†	—	18,445,000	—	18,445,000

Total investments	—	$667,385,246	—	$667,385,246

Other financial instruments:
Futures contracts	$980,421	—	—	$980,421

Total	$980,421	$667,385,246	—	$668,365,667

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (continued)

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,711,948
Gross unrealized depreciation	(1,836,491)

Net unrealized appreciation	$67,875,457

At November 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	284	12/11	$41,201,921	$40,221,500	$980,421

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at November 30, 2011.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Interest Rate Contracts	$980,421

During the period ended November 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$12,021,188

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2012